Noncontrolling Interest (Reconciliation of the Noncontrolling Interest) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Noncontrolling Interest [Abstract]
Noncontrolling Interest, beginning balance	$ 39,004,168	$ 34,841,507	$ 42,795,288
Redemption			(9,013,444)
Additional of Noncontrolling Interest		3,252,412
Loss attributed to noncontrolling interest	(63,177)	(139,751)
Accretion of interest	1,319,761	1,050,000	1,059,663
Disposal			(36,061,232)
Noncontrolling Interest, ending balance	$ 4,199,520	$ 39,004,168	$ 34,841,507